GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The change in the net carrying amount of goodwill by reportable segment was as follows:

	Beauty	Grooming	Health Care	Fabric & Home Care	Baby, Feminine & Family Care	Corporate	Total Company
Balance at June 30, 2016 - Net (1)	$12,645	$19,477	$5,840	$1,856	$4,532	$—	$44,350
Acquisitions and divestitures	—	—	(10)	(3)	(24)	—	(37)
Translation and other	146	150	48	4	38	—	386
Balance at June 30, 2017 - Net (1)	12,791	19,627	5,878	1,857	4,546	—	44,699
Acquisitions and divestitures	82	—	—	—	—	—	82
Translation and other	119	193	51	8	23	—	394
Balance at June 30, 2018 - Net (1)	$12,992	$19,820	$5,929	$1,865	$4,569	$—	$45,175

(1)	Grooming goodwill balance is net of $1.2 billion accumulated impairment losses.

Intangible Assets Disclosure [Text Block]
Identifiable intangible assets were comprised of:

	2018		2017
As of June 30	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
INTANGIBLE ASSETS WITH DETERMINABLE LIVES
Brands	$3,146	$(2,046)	$3,094	$(1,898)
Patents and technology	2,617	(2,350)	2,617	(2,261)
Customer relationships	1,372	(616)	1,377	(564)
Other	241	(144)	239	(132)
TOTAL	$7,376	$(5,156)	$7,327	$(4,855)

INTANGIBLE ASSETS WITH INDEFINITE LIVES
Brands	21,682	—	21,715	—
TOTAL	$29,058	$(5,156)	$29,042	$(4,855)

Schedule of Amortization Expense [Table Text Block]	Amortization expense of intangible assets was as follows:

Years ended June 30	2018	2017	2016
Intangible asset amortization	$302	$325	$388

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Estimated amortization expense over the next five fiscal years is as follows:

Years ending June 30	2019	2020	2021	2022	2023
Estimated amortization expense	$280	$254	$205	$188	$177